INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of principal in non-consolidated companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 751,475	$ 471,306	$ 513,648
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	20.41%
Investments in non-consolidated companies	$ 681,711	422,948	$ 486,643
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 5,624	$ 5,733
Brazil | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	34.39%	34.39%
Investments in non-consolidated companies	$ 681,711	$ 422,948
Mexico | Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 64,140	$ 42,625